Commitments and Contingent Liabilities - Future Minimum Rental Payments under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 85
2015	58
2016	23
2017	$ 14